Summary of Performance Stock Units Activity (Detail) - Performance Stock Units PSU shares in Thousands	12 Months Ended
Dec. 31, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year	156
Granted	102
Vested	(37)
Forfeited	(26)
Outstanding as of December 31,	195